Information About Geographical Areas and Products - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [Line Items]
Revenue	₩ 25,810,082	₩ 26,615,347	₩ 21,330,819
Revenue included in forward exchange hedging loss	25,810,082
Property, plant and equipment	14,470,776	17,202,873	20,200,332
Intangible assets	1,478,035	1,558,407	1,773,955
Investment property	18,031	27,911	32,995
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	990,498	1,007,200	633,529
Property, plant and equipment	10,299,102	11,913,201
Intangible assets	1,427,773	1,485,876
Investment property	18,031	27,911
China [member]
Disclosure of geographical areas [Line Items]
Revenue	16,591,815	18,150,480	14,704,357
Property, plant and equipment	1,457,884	2,099,653
Intangible assets	6,816	16,792
Vietnam [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	2,699,577	3,181,152
Intangible assets	30,249	41,574
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	14,213	8,867
Intangible assets	13,197	14,165
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	24,819,584	25,608,147	20,697,290
Property, plant and equipment	4,171,674	5,289,672
Intangible assets	50,262	72,531
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	4,540,843	3,228,369	2,397,980
North America [Member]
Disclosure of geographical areas [Line Items]
Revenue	1,969,811	2,282,754	2,079,628
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 1,717,115	₩ 1,946,544	₩ 1,515,325